Income Tax And Social Contribution (Tables)	6 Months Ended
Jun. 30, 2020
Deferred tax assets and liabilities [abstract]
Summary of changes in deferred income tax assets and liabilities social contribution

The changes in deferred income tax assets and liabilities social contribution for the six months ended June 30, 2020 and 2019 were as follows:

	Asset	Liability
Balance at December 31, 2018	398,400	(431,534)
Effect on profit or loss	44,859	3,298
Reserve for grant of options and restricted shares	13,380	-
Effect on other comprehensive income	(53,701)	-
Exchange variation on other comprehensive income	4,615	13,649
Balance at June 30, 2019	407,553	(414,587)

Balance at December 31, 2019	374,448	(450,561)
Effect on profit or loss	(22,022)	(28,630)
Acquisition of subsidiary	667,034	(713,199)
Reserve for grant of options and restricted shares	2,865	-
Effect on other comprehensive income	(75,842)	-
Exchange variation on other comprehensive income	29,409	(221,081)
Balance at June 30, 2020	975,892	(1,413,471)